Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
27.    Commitments and contingencies
Purchase commitments
As of December 31, 2023, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	85,354	72,021	6,667	6,667	—	—
Capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	39,504	38,502	1,002	—	—	—
Investment commitment
The investment commitment represents the Group's investment in a joint venture with smart Automobile Co., Ltd. and total investment commitment contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 was as follows:

	Total	Less than one year	1–2 Years	2–3 Years	3–5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Investment commitment	49,000	49,000	—	—	—	—